Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

(15) Goodwill

The Company has tested the cash-generating units for impairment on the annual designated test date in the fourth quarter 2022 based on the net book values as of 30 September 2022. The impairment tests are performed by determining the recoverable amount based on discounted cash flows. The recoverable amount is based either on value in use or fair value less costs to sell in 2022 and 2021.

With respect to the development of goodwill please refer to the following detailed schedules.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2022	84,480	9,204	128,845	4,197	30,843	257,569
Business combination	—	—	19,622	—	—	19,622
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	(2,257)	(40)	(2,243)	260	1,908	(2,372)
31 December 2022	82,223	9,164	146,224	4,457	32,751	274,819

The goodwill addition in financial year 2022 to the Aptuit Execute cash-generating unit was a result of the acquisition of Evotec (Modena) Srl, see (Note 4). Foreign currency translation resulted in a decrease of k€ 2,372.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2021	79,816	9,154	126,059	3,874	28,467	247,370
Business combination	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	4,664	50	2,786	323	2,376	10,199
31 December 2021	84,480	9,204	128,845	4,197	30,843	257,569

For the cash generating units OAI/Evotec International Execute, OAI/Evotec International Innovate and Evotec (US) Execute, the impairment tests are based on value in use calculations. For the cash generating units Aptuit Execute and Just Execute the fair value less costs to sell method was applied.

With the exception of the Just Execute cash-generating unit, the estimated future cash flows are based on a strategic plan of up to five years, extrapolated over a simplified transition period to a total forecast period of ten years and then extrapolated using a perpetual rate. As the J.POD is a new technology and the corresponding estimated cash flows are subject to a higher degree of uncertainty during the expected high growth in the start-up phase, the estimated future cash flows for the Just Execute cash-generating unit are based on an extended detailed planning period of ten years, after which the cash flows are extrapolated using a perpetual annuity.

Management has identified the cash flow schedule, the terminal value growth rate, and the discount rate as key assumptions to which the recoverable amount is most sensitive.

Management has determined the values for the key assumptions as follows:

–	The cash flow plan is based on past experience and management’s expectations for the future, taking into account specific expectations regarding customer growth and product performance, volume increases, changes in product mix and specific investments.
–	The terminal value growth rate is based on the current estimates of long-term inflation in the regions relevant to Evotec’s operations.
–	The discount rates of the cash-generating units correspond to their weighted average cost of capital before tax, based on capital market data of a peer group.

The following tables show the relevant pre-tax discount rate as well as the growth rates used to determine the terminal value in the respective discounted cash flows.

	Cash-generating units 2022
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	10.15%	11.93%	9.32%	13.12%	11.71%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%

	Cash-generating units 2021
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	8.19%	11.51%	7.87%	9.83%	9.22%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%

A sensitivity analysis was performed for all cash-generating units with regard to reasonable changes in the key assumptions used for 2022. The analysis was based on a 10% decrease in future cash flows, a 10% increase in the discount rate or a 1% decrease in the terminal sustainable growth rate.

Management concluded that in the event of these changes in key assumptions, no impairment would be recorded for any of the cash-generating units. For the cash-generating unit Just Execute, an additional scenario analysis was performed and no impairment of goodwill was identified.

In 2022 and 2021, the Company did not recognise any impairment losses as a result of the annual impairment tests.